Operating Lease - Schedule of Maturities of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Jun. 30, 2025	Jun. 30, 2024
Schedule of Maturities of Operating Lease Liabilities [Abstract]
2026	$ 174
2027	237	$ 173
2028	243	178
2029	248	182
2030	253	187
Thereafter	162	146
Total	1,317	1,058
Less imputed interest	(136)	(117)
Total lease liability - operating	1,181	941
Less: lease liability - operating, current portion	189	138	$ 129
Lease liability - operating, long-term portion	$ 992	$ 803	$ 941